SHARE CAPITAL (Schedule of Option Transactions) (Details)	12 Months Ended
	Mar. 31, 2018 CAD ($) shares	Mar. 31, 2017 CAD ($) shares
Disclosure of classes of share capital [abstract]
Option at beginning of year | shares	7,679,507	9,174,025
Options granted | shares	2,192,500	1,173,000
Options exercised | shares	(857,020)	(1,043,280)
Options forfeited | shares	(195,626)	(847,238)
Options expired | shares	(672,562)	(777,000)
Option at end of year | shares	8,146,799	7,679,507
Option at beginning of year | $	$ 1.97	$ 2.39
Options granted | $	3.3	3.77
Options exercised | $	0.81	1.13
Options forfeited | $	3	3.61
Options expired | $	5.25	8.92
Option at end of year | $	$ 2.15	$ 1.97